Investments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of investments accounted for using equity method [text block] [Abstract]
Disclosure Of Detailed Information About Investments [Table Text Block]
	December 31,
	2018	2019
	NIS	NIS
Current investments
Investments in marketable securities at fair value through profit and loss and others	396	358
Bank deposits	1,384	883
	1,780	1,241